Share of results of associates - Summary of share of results of associates (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of associates [line items]
Profit before taxation	£ 418.6	£ 394.4
Share of results of associates	(63.8)	40.0
Associates
Disclosure of associates [line items]
Profit before taxation	93.3	85.9
Share of exceptional (losses)/gains	(76.1)	11.7
Share of interest and non-controlling interests	(58.9)	(39.1)
Share of taxation	(22.1)	(18.5)
Share of results of associates	£ (63.8)	£ 40.0